Segment Information - Summary of Non-Current Assets Other Than Financial Instruments and Deferred Tax Assets Broken Down by Country of Domicile (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 64,635	$ 65,385
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	40,423	41,232
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	5,601	6,620
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	10,725	9,354
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	7,815	8,006
Other [Member]
Disclosure Of Geographical Areas [Line Items]
Total non-current assets	$ 71	$ 173